Shareholders' equity - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | Share	5,324,481	4,949,106	4,507,606
Weighted average remaining contractual life of outstanding share options	5 years 5 months 15 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.36	$ 2.63	$ 3.32
Number of share options exercisable in share-based payment arrangement | Share	4,055,136
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.31
Range of exercise prices $ 0.23 - 0.69 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | Share	630,334
Weighted average remaining contractual life of outstanding share options	6 years 6 months
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.39
Number of share options exercisable in share-based payment arrangement | Share	630,334
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.39
Range of exercise prices $ 0.23 - 0.69 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	0.23
Range of exercise prices $ 0.23 - 0.69 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 0.69
Range of exercise prices $ 1.29 - 2.99 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | Share	3,388,314
Weighted average remaining contractual life of outstanding share options	5 years 4 months 20 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.05
Number of share options exercisable in share-based payment arrangement | Share	2,634,644
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.24
Range of exercise prices $ 1.29 - 2.99 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	1.29
Range of exercise prices $ 1.29 - 2.99 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.99
Range of exercise prices $ 4.01 - 4.89 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | Share	1,305,833
Weighted average remaining contractual life of outstanding share options	5 years 1 month 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.1
Number of share options exercisable in share-based payment arrangement | Share	790,158
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.06
Range of exercise prices $ 4.01 - 4.89 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	4.01
Range of exercise prices $ 4.01 - 4.89 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 4.89